Contract assets and liabilities (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets and liabilities
Trading and manufacturing	$ 9,332	$ 9,619	$ 9,476
Engineering	5,617	11,769	3,881
Revenue	$ 14,949	$ 21,388	$ 13,357